INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET

NOTE 5:        INTANGIBLE ASSETS, NET

The composition of intangible assets is as follows:

December 31,
2015

Original amount:
Technology	$14,073
Customer relationship	5,120
Other	490

19,683

Accumulated amortization:

Technology	1,053
Customer relationship	2
Other	70

1,125

Intangible assets, net	$18,558

Amortization expense amounted to $1,125 for the year ended December 31, 2015.

The estimated future amortization expense of intangible assets as of December 31, 2015 is as follows:

2016	$4,586
2017	4,320
2018	4,047
2019	3,077
2020	1,404
Thereafter	1,124

$18,558